Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2018
Concentrations of Credit and Market Risk
Percentage of Revenues Earned from Clients

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
Chevron	82.1%	84.0%	81.6%	77.1%
Eni	17.9%	—%	—%	—%
Petronas	—%	14.2%	—%	—%
Total	—%	—%	—%	22.9%
Other	—%	1.8%	18.4%	—%